CONCENTRATIONS OF RISK (Tables)	3 Months Ended
Mar. 31, 2015
Revenue | Customer concentration
CONCENTRATIONS OF RISK
Schedule of customers accounting for more than 10% of total revenues and accounts receivable
Counterparties accounting for more than 10% of total revenues were as follows:

	Three months ended March 31,
	2015	2014
Revenue:
Counterparty A - Piceance Basin	14%	17%
Counterparty B - Barnett Shale	*	10%
Counterparty C - Marcellus Shale	10%	*
Counterparty D - Piceance Basin	*	*
Counterparty E - Williston Basin – Gas	*	*
__________
* Less than 10%

Accounts receivable | Credit concentration
CONCENTRATIONS OF RISK
Schedule of customers accounting for more than 10% of total revenues and accounts receivable
Counterparties accounting for more than 10% of total accounts receivable were as follows:

	March 31,	December 31,
	2015	2014
Accounts receivable:
Counterparty A - Piceance Basin	14%	27%
Counterparty B - Barnett Shale	10%	*
Counterparty C - Marcellus Shale	12%	*
Counterparty D - Piceance Basin	11%	*
Counterparty E - Williston Basin – Gas	*	13%
__________
* Less than 10%